Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Securities
Total	£ 65,604	£ 59,158
Deposits
Total	74,345	64,598
Trading liabilities
Deposits
Repos	29,406	19,389
Collateral received	18,276	17,718
Other deposits	1,099	1,553
Total deposits	48,781	38,660
Debt securities in issue	803	974
Short positions	24,761	24,964
Total	74,345	64,598
Trading assets
Loans
Reverse repos	25,893	20,742
Collateral given	14,378	12,047
Other loans	1,093	1,414
Total loans	41,364	34,203
Securities
Financial institutions and corporate	3,961	3,778
Total securities	24,240	24,955
Total	65,604	59,158
UK | Trading assets
Securities
Central and local government securities	7,075	6,919
USA | Trading assets
Securities
Central and local government securities	3,840	3,329
Other | Trading assets
Securities
Central and local government securities	£ 9,364	£ 10,929